Receivables	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Receivables
5.	Receivables

	December 31, 2018	December 31, 2017
Trade receivable	$84,443	$92,912
Construction contract asset	125,426	61,786
GST receivable	278,182	84,566
SR&ED tax credits receivable	675,000	-
Other receivable	27,638	4,375
	$1,190,689	$243,639